Document and Entity Information	Nov. 21, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001772016
Document Type	8-K
Document Period End Date	Nov. 21, 2022
Entity Registrant Name	BellRing Brands, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39093
Entity Tax Identification Number	87-3296749
Entity Address, Address Line One	2503 S. Hanley Road
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63144
City Area Code	(314)
Local Phone Number	644-7600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	BRBR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false